EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-21	15-Mar-21	15-Apr-21
To	31-Mar-21	15-Apr-21
Days	31

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$265,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$7,710,487.66
Series Nominal Liquidation Amount	1,273,610,487.66

Required Participation Amount	$1,273,610,487.66
Excess Receivables	$108,426,014.27

Excess Funding Account	$0.00
Total Collateral	1,382,036,501.93
Collateral as Percent of Notes	138.20%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,557,955,630.65
Total Principal Collections	($1,799,697,691.00)
Investment in New Receivables	$1,656,065,885.49
Receivables Added for Additional Accounts	$0.00
Repurchases	($51,127,385.11)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($598,583,584.87)
Less Servicing Adjustment	($539,851.30)

Ending Balance	$2,764,073,003.86

SAP for Next Period	50.00%

Average Receivable Balance	$2,861,202,198.53
Monthly Payment Rate	62.90%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$5,824,383.03
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$5,824,383.03

Series Allocation Percentage at Month-End	50.00%
Floating Allocation Percentage at Month-End	71.44%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	0.106000%
Applicable Margin	0.560000%
	0.666000%

	Actual	Per $1000
Interest	573,500.00	0.57
Principal	—	—

		0.57
Total Due Investors	573,500.00
Servicing Fee	1,058,430.28

Excess Cash Flow	448,675.94

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.02%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	38.20%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.